Meridian Hedged Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Shares	Value
Common Stocks - 133.8%
Communication Services - 22.2%
Diversified Telecommunication Services - 0.8%
GCI Liberty, Inc. Class C1	910	$33,916
Verizon Communications, Inc.	5,892	258,953
		292,869
Entertainment - 13.3%
Electronic Arts, Inc.[2]	7,100	1,432,070
Live Nation Entertainment, Inc.[1,2]	16,000	2,614,400
Madison Square Garden Entertainment Corp.[1]	4,977	225,160
Walt Disney Co. (The)	3,546	406,017
		4,677,647
Interactive Media & Services - 4.4%
Angi, Inc.[1]	2,189	35,593
Match Group, Inc.[2]	43,200	1,525,824
		1,561,417
Media - 3.7%
Comcast Corp. Class A2	24,000	754,080
Liberty Broadband Corp. Class C1	4,553	289,297
Sirius XM Holdings, Inc.[3]	11,515	268,012
		1,311,389
Total Communication Services		7,843,322
Consumer Discretionary - 32.2%
Broadline Retail - 2.8%
Amazon.com, Inc.[1]	4,460	979,282
Diversified Consumer Services - 1.0%
ADT, Inc.[2]	40,000	348,400
Hotels, Restaurants & Leisure - 17.9%
Airbnb, Inc. Class A1,2	14,400	1,748,448
DraftKings, Inc. Class A1,2	38,400	1,436,160
Las Vegas Sands Corp.[2]	24,000	1,290,960
MGM Resorts International[1,2]	52,800	1,830,048
		6,305,616
Household Durables - 6.9%
D.R. Horton, Inc.[2]	14,500	2,457,315
Specialty Retail - 3.0%
Home Depot, Inc. (The)	1,148	465,158
Valvoline, Inc.[1,2]	16,900	606,879
		1,072,037
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	3,025	210,934
Total Consumer Discretionary		11,373,584
Consumer Staples - 8.0%
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	473	437,823
	Shares	Value
Target Corp.	2,234	$200,390
		638,213
Food Products - 4.4%
Archer-Daniels-Midland Co.[2]	15,000	896,100
Lamb Weston Holdings, Inc.[2]	11,300	656,304
		1,552,404
Personal Care Products - 1.8%
Kenvue, Inc.[2]	39,412	639,656
Total Consumer Staples		2,830,273
Energy - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Cheniere Energy, Inc.[2]	6,700	1,574,366
Chevron Corp.	3,310	514,010
Phillips 66[2]	4,900	666,498
Total Energy		2,754,874
Financials - 13.2%
Banks - 3.1%
JPMorgan Chase & Co.	2,000	630,860
U.S. Bancorp	9,777	472,522
		1,103,382
Capital Markets - 2.8%
Intercontinental Exchange, Inc.	4,398	740,975
S&P Global, Inc.	490	238,488
		979,463
Financial Services - 4.7%
PayPal Holdings, Inc.[1,2]	14,660	983,100
Visa, Inc. Class A	1,955	667,398
		1,650,498
Insurance - 2.6%
Chubb Ltd.[2]	3,300	931,425
Total Financials		4,664,768
Health Care - 7.3%
Biotechnology - 0.1%
GRAIL, Inc.[1,3]	645	38,139
Life Sciences Tools & Services - 4.8%
Danaher Corp.[2]	6,825	1,353,124
Illumina, Inc.[1,2]	3,400	322,898
		1,676,022
Pharmaceuticals - 2.4%
Johnson & Johnson	2,215	410,705
Royalty Pharma Plc Class A	12,759	450,138
		860,843
Total Health Care		2,575,004

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
	Shares	Value
Industrials - 13.7%
Commercial Services & Supplies - 13.7%
ACV Auctions, Inc. Class A1,2	53,594	$531,116
GEO Group, Inc. (The)[1,2]	109,500	2,243,655
GFL Environmental, Inc.[2]	43,426	2,057,524
Total Industrials		4,832,295
Information Technology - 22.6%
IT Services - 6.4%
Shopify, Inc. Class A (Canada)[1,2]	15,300	2,273,733
Semiconductors & Semiconductor Equipment - 2.4%
GLOBALFOUNDRIES, Inc.[1]	4,200	150,528
NVIDIA Corp.	2,530	472,047
QUALCOMM, Inc.[2]	1,300	216,268
		838,843
Software - 13.7%
Clear Secure, Inc. Class A2	96,000	3,204,480
Microsoft Corp.	1,513	783,658
Workday, Inc. Class A1,2	1,300	312,949
Zoom Communications, Inc. Class A1,2	6,300	519,750
		4,820,837
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	88	22,408
Total Information Technology		7,955,821
Materials - 1.4%
Chemicals - 1.4%
International Flavors & Fragrances, Inc.[2]	7,800	480,012
Total Materials		480,012
Real Estate - 3.0%
Real Estate Management & Development - 0.1%
Seaport Entertainment Group, Inc.[1]	1,361	31,194
Specialized REITs - 2.9%
American Tower Corp.	2,096	403,103
Equinix, Inc.	772	604,661
		1,007,764
Total Real Estate		1,038,958
	Shares	Value
Utilities - 2.4%
Electric Utilities - 1.3%
Entergy Corp.	4,787	$446,101
Independent Power & Renewable Electricity Producers - 1.1%
Vistra Corp.	2,047	401,048
Total Utilities		847,149
Total Common Stocks - 133.8% (Cost $39,578,154)		47,196,060
	Shares/ Principal Amount
Short-Term Investments - 0.1%
Money Market Funds - 0.1%
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.05% [4,5] (Cost $38,668)	38,668	38,668
Total Short-Term Investments - 0.1% (Cost $38,668)		38,668
Total Investments - 133.9% (Cost $39,616,822)		47,234,728
Liabilities in Excess of Other Assets - (33.9)%		(11,950,517)
Net Assets - 100.0%		$35,284,211
Value
Call Options Written - (33.8)%
Total Call Options Written - (33.8)% (Premium received $(10,218,100))	$(11,938,847)

Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	Securities, or a portion thereof, with a value of $33,887,258 were pledged as collateral for written options by the fund.
[3]	All or portion of this security is on loan at September 30, 2025. Total value of such securities at period-end amounts to $306,150 and represents 0.87% of net assets.
[4]	The rate shown is the 7-Day SEC yield as of September 30, 2025.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
ACV Auctions, Inc. Class A	$10.00	11/21/25	400	$396,400	$(252,948)	$(38,000)
ADT, Inc.	6.00	11/21/25	400	348,400	(89,538)	(114,000)
GFL Environmental, Inc.	35.00	12/19/25	259	1,227,142	(297,529)	(344,470)
Airbnb, Inc. Class A	85.00	1/16/26	144	1,748,448	(547,495)	(559,440)
Archer-Daniels-Midland Co.	45.00	1/16/26	150	896,100	(189,507)	(232,500)
Cheniere Energy, Inc.	155.00	1/16/26	67	1,574,366	(284,160)	(553,420)
Clear Secure, Inc. Class A	16.86	1/16/26	960	3,204,480	(630,660)	(1,660,800)
D.R. Horton, Inc.	120.00	1/16/26	49	830,403	(192,158)	(254,800)
D.R. Horton, Inc.	115.00	1/16/26	96	1,626,912	(362,853)	(544,320)
GEO Group, Inc. (The)	15.00	1/16/26	970	1,987,530	(1,439,324)	(640,200)
Illumina, Inc.	80.00	1/16/26	34	322,898	(265,550)	(100,300)
Lamb Weston Holdings, Inc.	65.00	1/16/26	80	464,640	(205,257)	(18,800)
Live Nation Entertainment, Inc.	70.00	1/16/26	160	2,614,400	(509,252)	(1,545,600)
Match Group, Inc.	25.00	1/16/26	192	678,144	(254,248)	(213,888)
MGM Resorts International	40.00	1/16/26	384	1,330,944	(524,188)	(41,472)
QUALCOMM, Inc.	185.00	1/16/26	13	216,268	(72,522)	(6,903)
Valvoline, Inc.	30.00	1/16/26	169	606,879	(224,711)	(121,680)
Zoom Communications, Inc. Class A	55.00	1/16/26	63	519,750	(148,000)	(179,865)
Chubb Ltd.	255.00	3/20/26	33	931,425	(136,536)	(123,090)
Las Vegas Sands Corp.	35.00	3/20/26	240	1,290,960	(366,564)	(474,000)
Shopify, Inc. Class A	45.00	3/20/26	153	2,273,733	(559,021)	(1,613,385)
GEO Group, Inc. (The)	18.00	4/17/26	125	256,125	(121,773)	(63,750)
Danaher Corp.	200.00	6/18/26	48	951,648	(218,176)	(104,064)
International Flavors & Fragrances, Inc.	65.00	6/18/26	78	480,012	(133,033)	(51,480)
PayPal Holdings, Inc.	60.00	6/18/26	115	771,190	(298,405)	(157,550)
Kenvue, Inc.	18.00	9/18/26	240	389,520	(120,171)	(50,880)
MGM Resorts International	40.00	12/18/26	144	499,104	(221,620)	(64,080)
Comcast Corp. Class A	30.00	1/15/27	240	754,080	(184,582)	(106,800)
DraftKings, Inc. Class A	20.00	1/15/27	384	1,436,160	(586,348)	(739,200)
Electronic Arts, Inc.	115.00	1/15/27	71	1,432,070	(234,788)	(642,550)
Match Group, Inc.	25.00	1/15/27	240	847,680	(296,663)	(294,000)
Phillips 66	110.00	1/15/27	49	666,498	(143,999)	(165,130)
Workday, Inc. Class A	175.00	6/17/27	13	312,949	(106,521)	(118,430)
				Total	$(10,218,100)	$(11,938,847)

Meridian Funds	3	www.arrowmarkpartners.com/meridian/